LAND USE RIGHTS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	¥ 32,619,000	¥ 32,619,000
Amortization	(12,187,000)	0	¥ 0
Impact on initial application of HKFRS 16 (Note 2.6)	(32,619,000)	0
Impairment for the year	0	(4,256,000)	(1,413,000)
Balance	0	32,619,000	32,619,000
Carrying Amount	0	0
Accumulated depreciation
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	(4,649,000)	(4,541,000)
Amortization	0	(108,000)
Impact on initial application of HKFRS 16 (Note 2.6)	(4,649,000)	0
Balance	0	(4,649,000)	(4,541,000)
Impairment for the year
Disclosure Of LAND USE RIGHTS [Line Items]
Balance	(27,970,000)	(23,714,000)
Impact on initial application of HKFRS 16 (Note 2.6)	27,970,000	0
Impairment for the year	0	(4,256,000)
Balance	¥ 0	¥ (27,970,000)	¥ (23,714,000)